INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2021	2020

Warehouse inventory(1)	$8,698	$8,717
Stockpile inventory(2)	2,335	3,982
Finished Goods inventory(3)	15,550	3,580
Work in process inventory	902	361
	$27,485	$16,640